Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue (Note 7)	$ 15,011	$ 17,316
Cost of sales	(9,868)	(8,745)
Gross profit (loss)	5,143	8,571
Other operating income (expense)	(773)	(1,585)
Profit (loss) from operating activities	4,370	6,986
Net finance income (expense)	(162)	(150)
Non-operating income (expense) 1	(266)	(275)
Share of profit of joint venture	2	4
Profit from continuing operations before taxes	3,944	6,565
Capital expenditures from continuing operations	5,782	5,465
Goodwill (Note 18)	1,108	1,118
Total assets from continuing operations		51,057
Total assets from continuing operations	56,193	52,359
Discontinued operations
Disclosure of operating segments [line items]
Cost of sales	(161)	(1,291)
Gross profit (loss)	(18)	306
Total assets from discontinued operations – Unallocated		1,302
Total assets from continuing operations		1,566
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	56,193	52,359
Copper
Disclosure of operating segments [line items]
Revenue (Note 7)	3,425	3,381
Cost of sales	(2,713)	(1,982)
Gross profit (loss)	712	1,399
Other operating income (expense)	56	(367)
Profit (loss) from operating activities	768	1,032
Net finance income (expense)	(575)	(248)
Non-operating income (expense) 1	(190)	(185)
Share of profit of joint venture	2	4
Profit from continuing operations before taxes	5	603
Capital expenditures from continuing operations	4,018	3,910
Goodwill (Note 18)	406	416
Total assets from continuing operations		23,801
Copper | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Copper | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	28,636	23,801
Zinc
Disclosure of operating segments [line items]
Revenue (Note 7)	3,051	3,526
Cost of sales	(2,651)	(2,755)
Gross profit (loss)	400	771
Other operating income (expense)	(86)	(55)
Profit (loss) from operating activities	314	716
Net finance income (expense)	(52)	(38)
Non-operating income (expense) 1	0	9
Share of profit of joint venture	0	0
Profit from continuing operations before taxes	262	687
Capital expenditures from continuing operations	298	370
Goodwill (Note 18)	0	0
Total assets from continuing operations		4,523
Zinc | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Zinc | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	4,581	4,523
Steelmaking Coal
Disclosure of operating segments [line items]
Revenue (Note 7)	8,535	10,409
Cost of sales	(4,504)	(4,008)
Gross profit (loss)	4,031	6,401
Other operating income (expense)	201	(398)
Profit (loss) from operating activities	4,232	6,003
Net finance income (expense)	(111)	(86)
Non-operating income (expense) 1	(17)	35
Share of profit of joint venture	0	0
Profit from continuing operations before taxes	4,104	5,952
Capital expenditures from continuing operations	1,442	1,167
Goodwill (Note 18)	702	702
Total assets from continuing operations		18,070
Steelmaking Coal | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Steelmaking Coal | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	19,364	18,070
Corporate
Disclosure of operating segments [line items]
Revenue (Note 7)	0	0
Cost of sales	0	0
Gross profit (loss)	0	0
Other operating income (expense)	(944)	(765)
Profit (loss) from operating activities	(944)	(765)
Net finance income (expense)	576	222
Non-operating income (expense) 1	(59)	(134)
Share of profit of joint venture	0	0
Profit from continuing operations before taxes	(427)	(677)
Capital expenditures from continuing operations	24	18
Goodwill (Note 18)	0	0
Total assets from continuing operations		4,663
Corporate | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Corporate | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	$ 3,612	$ 4,663